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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:    169,744
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                     --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                                                                                            -------------------
                                TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER                   CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BANK OF AMERICA CORPORATION       COM        060505104     837   55,605   SH               SOLE              55,605   0     0
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108   1,654  126,029   SH               SOLE             126,029   0     0
BOEING CO                         COM        097023105   1,746   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                     COM        17275R102   2,694  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                     COM        172967101     592  178,948   SH               SOLE             178,948   0     0
DELL INC                          COM        24702R101     495   34,480   SH               SOLE              34,480   0     0
DR PEPPER SNAPPLE GROUP INC       COM        26138E109     553   19,543   SH               SOLE              19,543   0     0
FEDEX CORP                        COM        31428X106   1,113   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL              COM PAR $0.01   345370860   1,109  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO               COM        369604103   1,932  127,712   SH               SOLE             127,712   0     0
GOOGLE INC                        CL A       38259P508   1,125    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC                    COM        437076102   2,341   80,905   SH               SOLE              80,905   0     0
ISHARES INC                   MSCI GERMAN    464286806   5,166  230,212   SH               SOLE             230,212   0     0
ISHARES INC                    MSCI JAPAN    464286848   3,587  368,248   SH               SOLE             368,248   0     0
ISHARES TR INDEX             MSCI EAFE IDX   464287465  28,933  523,394   SH               SOLE             523,394   0     0
ISHARES TR INDEX             MSCI EMERG MKT  464287234     345    8,316   SH               SOLE               8,316   0     0
ISHARES TR INDEX              RUSSELL 1000   464287622   1,207   19,690   SH               SOLE              19,690   0     0
ISHARES TR INDEX              RUSSELL 2000   464287655     556    8,911   SH               SOLE               8,911   0     0
ISHARES TR INDEX              RUSSELL 3000   464287689   6,911  105,874   SH               SOLE             105,874   0     0
ISHARES TR INDEX             RUSSELL MCP GR  464287481     820   18,080   SH               SOLE              18,080   0     0
ISHARES TR INDEX             RUSSELL MIDCAP  464287499     655    7,938   SH               SOLE               7,938   0     0
ISHARES TR INDEX               S&P500 GRW    464287309   4,203   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO               COM        46625H100     333    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                     COM        548661107   1,264   54,032   SH               SOLE              54,032   0     0
MGM MIRAGE                        COM        552953101     578   63,334   SH               SOLE              63,334   0     0
NORDSTROM INC                     COM        655664100   1,922   51,133   SH               SOLE              51,133   0     0
NORFOLK SOUTHERN CORP             COM        655844108   1,656   31,600   SH               SOLE              31,600   0     0
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104  14,374  314,179   SH               SOLE             314,179   0     0
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   1,201   83,405   SH               SOLE              83,405   0     0
SPDR TR                        UNIT SER 1    78462F103  73,258  657,377   SH               SOLE             657,377   0     0
STARBUCKS CORP                    COM        855244109   3,965  171,940   SH               SOLE             171,940   0     0
TOYOTA MOTOR CORP            SP ADR REP2COM  892331307     430    5,112   SH               SOLE               5,112   0     0
ZIMMER HLDGS INC                  COM        98956P102   2,189   37,031   SH               SOLE              37,031   0     0